ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
The following table presents a summary of the carrying amounts of major classes of assets and liabilities classified as held for sale:

The following table presents a summary of the carrying amounts of major classes of assets and liabilities classified as held for sale:

	December 31,
	2025	2024
	(in thousands)
Carrying amounts of major classes of assets included as part of discontinued operations:
Property, plant, and equipment, net	$7,448	$6,685
Goodwill	4,852	4,380
	$12,300	$11,065

Carrying amounts of major classes of assets not included as part of discontinued operations:
Accounts receivable, net	$-	$139
Prepaid expenses and other current assets	-	119
Property, plant, and equipment, net	-	2,439
Right-of-use assets	-	107
Other assets, noncurrent	-	4
	$-	$2,808

Total assets held for sale	$12,300	$13,873

Carrying amounts of major classes of liabilities included as part of discontinued operations:
Deferred tax liabilities	481	404
	$481	$404

Carrying amounts of major classes of liabilities not included as part of discontinued operations:
Lines of credit – working capital	$-	$209
Accounts payable	-	187
Accrued expenses	-	514
Current portion of long-term debt	-	23
Long-term debt	-	63
Deferred tax liabilities, net	-	174
	$-	$1,170

Total liabilities held for sale	$481	$1,574

The following table presents the major line items constituting pretax profit (loss) of discontinued operations:

	December 31,
	2025	2024	2023
	(in thousands)
Revenues	$-	$11,866	$3,522
Cost of sales	(69)	(9,045)	(1,461)
Selling, general and administrative expenses	(935)	(2,264)	(2,170)
Interest expense	(391)	(521)	(538)
Foreign Exchange loss	(1)	(3)	(5)
Other non-operating expenses	(251)	-	-
Total pretax profit (loss) of discontinued operations	$(1,647)	$33	$(652)